Investment Strategy	Feb. 28, 2026
AAM BRENTVIEW DIVIDEND GROWTH ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets (plus borrowings for investment purposes) in equity securities that pay dividends.
The Fund attempts to achieve a faster dividend growth than the market, with a lower portfolio beta, and an aggregate yield that is equal to or greater than the S&P 500®. The Fund’s portfolio is managed by Brentview Investment Management, LLC (“Brentview”), a sub-adviser to the Fund. Brentview follows a bottom-up process to identify U.S.-listed companies positioned to grow their dividend. Brentview selects investments for the Fund’s portfolio by using a combination of qualitative analysis, financial analysis, and valuation and historical analysis to select companies with demonstrated operating consistency, strong fundamentals, and reasonable valuations for best potential total return.
Brentview determines the investable universe of companies for the Fund’s portfolio by conducting a screening process before conducting in depth fundamental analysis. Brentview first identifies companies with a minimum market capitalization of $3 billion or larger, then eliminates non-dividend payers, and focuses on both companies that have recently started paying dividends and those with positive dividend growth.
Brentview conducts research on the Fund’s existing holdings to identify factors that may be contrary to the initial decision to add the security to the portfolio to anticipate potential dividend cuts and/or deteriorating fundamentals. Brentview may sell a security in the Fund’s portfolio if the company demonstrates a weakened commitment to dividends, unsustainable payout ratios, a deteriorating balance sheet strength, or a change in business strategy.
The Fund’s anticipated portfolio holdings range between 30-40 companies. As of December 31, 2025, the Fund had significant exposure to the information technology sector.

Strategy Portfolio Concentration [Text]	The Fund’s anticipated portfolio holdings range between 30-40 companies. As of December 31, 2025, the Fund had significant exposure to the information technology sector.
AAM Crescent CLO ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund (“ETF”) that pursues its investment objective by investing primarily in collateralized loan obligations (“CLOs”) that are U.S. dollar denominated. CLOs are investment products with a “long-only” investment strategy (i.e., a strategy that does not include short positions) that issue multiple tranches of securities. CLOs are collateralized by a pool of loans, which may include, among others, senior secured loans, senior unsecured loans, subordinate corporate loans, and bank loans. In addition, some CLOs may hold small positions in corporate bonds. CLOs are generally structured to be exposed to the senior secured loans in a corporate capital structure, which means that the loans comprising the CLO pool have payment priority over unsecured debt and common equity in a default situation. These loans are often issued as “covenant lite” loans, which have few or no financial maintenance covenants. “Financial maintenance covenants” are covenants that require a borrower to maintain certain financial metrics during the life of the loan, such as maintaining certain levels of cash flow or limiting leverage. In the absence of such covenants, the CLO manager may be unable to declare an event of default if financial performance deteriorates, renegotiate the terms of the loan based upon the elevated risk levels, or take other actions to help mitigate losses.
Under normal circumstances, at least 80% of the Fund’s net assets (plus any borrowings made for investment purposes) will be invested in CLOs. The CLOs in which the Fund may invest may be of any maturity or duration that are rated, at the time of purchase, BBB-/Baa3 or higher (or equivalent by a nationally recognized statistical rating organization (“NRSRO”)) or, if unrated, securities deemed by the Fund’s investment sub-adviser, Crescent Capital Group LP (“Crescent” or the “Sub-Adviser”) to be of comparable quality. The Fund allocates its investments across CLO tranches that are investment grade, including both higher-rated senior tranches (i.e., AAA, AA, A ratings) and lower-rated mezzanine tranches that are of investment grade quality (i.e., BBB+, BBB, BBB- ratings). At any given time, the Fund may increase its exposure to and invest primarily in higher-rated senior tranches or lower-rated mezzanine tranches based on the Sub-Adviser’s assessment of current market conditions and potential investment opportunities. At the time of purchase, the Fund is limited to investing in only investment grade quality CLOs; however, in the event a CLO investment is downgraded to below investment grade (i.e., below a BBB-/Baa3 rating) after purchase, the Fund may continue to hold such security, provided that the aggregate value of all CLO investments rated below investment grade does not exceed 5% of the Fund’s total assets. The Sub-Adviser will monitor the credit quality of the CLOs held by the Fund and will consider various factors, including current market conditions and the potential impact on the Fund’s performance, when determining whether to retain or sell a CLO investment that is downgraded to below investment grade after the time of purchase. In addition, the Fund will generally invest in floating-rate CLOs.
The Sub-Adviser applies a top-down approach to selecting investments to purchase and sell. This means the Sub-Adviser evaluates macroeconomic indicators, including prevailing credit cycles and default rate trends, to inform the overall investment strategy. The Sub-Adviser utilizes a liquidity and relative value framework to evaluate for potential investment opportunities in primary (i.e., the initial offering for a security) markets for CLOs. The Sub-Adviser then evaluates CLOs in secondary markets (i.e., markets where the securities are traded following the initial offering), focusing on vintage, yield, credit rating, and liquidity relative to the Fund’s current investments, and with the goal of providing higher yields with lower defaults than similarly rated fixed income alternatives. The Sub-Adviser monitors the Fund’s investment portfolio on a daily basis and attempts to proactively position investments for changing market conditions, and the Fund may sell or reduce a position when the Sub-Adviser perceives a more attractive investment becomes available or the value of an investment becomes unattractive, taking into consideration current market conditions. The Fund may also sell an investment based on the Sub-Adviser’s re-evaluation of an investment’s credit profile. Although the Sub-Adviser uses due care in analyzing and monitoring the Fund’s investment portfolio, there can be no assurance that such analysis and monitoring will reveal factors that may impair the value of a CLO investment.
The Fund may invest a portion of its assets in cash, cash equivalents, or other short-term instruments, such as U.S. Treasury securities, money market instruments or money market funds, while deploying or raising new capital, for liquidity management purposes, managing redemptions, or for defensive purposes, including navigating unusual market conditions. The Fund may also invest in ETFs to help manage cash flows, maintain desired market exposure, and enhance overall portfolio liquidity.

Strategy Portfolio Concentration [Text]	Under normal circumstances, at least 80% of the Fund’s net assets (plus any borrowings made for investment purposes) will be invested in CLOs.
AAM Low Duration Preferred and Income Securities ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund uses a “passive management” (or indexing) approach to track the total return performance, before fees and expenses, of the Index.
ICE 0-5 Year Duration Preferred & Hybrid Securities Index
The Index measures the performance of shorter duration U.S. dollar denominated hybrid debt and preferred stock issued in the U.S. domestic market. The Index was developed by ICE Data Indices, LLC (“IDI”), the Fund’s index provider (the “Index Provider”) and an affiliate of the New York Stock Exchange (“NYSE”).
Duration is a measure of a security’s price sensitivity to changes in yields or interest rates and a lower duration indicates less sensitivity to interest rates. For example, the price of a security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. A security’s “option-adjusted duration” is a measure of its sensitivity to changes in interest rates, while factoring in the call features associated with such security. The Index is comprised of securities with an option-adjusted duration of less than five years.
Preferred stock generally refers to a unit of ownership in a company (like common stock) that has preference over common stock in the payment of dividends and in the event of a company’s liquidation. Unlike common stocks, preferred stocks are generally not entitled to vote on corporate matters. Preferred stock in the Index includes U.S.-listed and non-listed preferred stock and American Depositary Receipts (“ADRs”) representing preferred stock issued by non-U.S. companies.
“Hybrid” securities are those that have characteristics of both equity and fixed income securities. Hybrid securities typically have preference over an issuer’s common stock with respect to the payment of dividends and in the event of a company’s liquidation and are issued and traded in a similar manner to traditional preferred stock. Holders of hybrid securities may be eligible to receive fixed, periodic payments from the issuer of a hybrid security, although the issuer may have the right to defer such payments or extend the hybrid security’s maturity date. Preferred stocks and hybrid securities generally are issued with a fixed par value and pay dividends based on a percentage of that par value at a fixed or variable rate.
Additionally, preferred stocks and hybrid securities often have a liquidation value that generally equals the original purchase price of such security at the date of issuance. The Index may include many different categories of preferred stock and hybrid securities, such as floating and fixed rate preferreds, fixed-to-floating rate securities, callable preferreds, convertible preferreds, cumulative and non-cumulative preferreds, certain capital securities, preferred real estate investment trusts (“REITs”) or hybrid REITs, trust preferreds or various other preferred stock and hybrid securities. The Index may include preferred and hybrid securities of any quality, including high-yield securities (also known as junk bonds), and securities that are not rated by any rating agencies. The Index uses a market capitalization weighted methodology subject to certain constraints and is rebalanced monthly.
At the time of each monthly rebalance and reconstitution of the Index, the Index includes issuances of preferred stocks and notes with at least $100 million face amount outstanding and hybrid securities with at least $250 million face amount outstanding that meet minimum price, liquidity, trading volume, maturity, and other requirements, as applicable, as determined by the Index methodology. To be eligible for inclusion in the Index, corporate hybrid debt must have at least 18 months to final maturity at the time of issuance. Additionally, to qualify for inclusion in the Index a security must be priced at no more than 105% of its face value. Once included in the Index, a security remains eligible for inclusion so long as its option-adjusted duration is less than six years.
The Index may include large-, mid- or small-capitalization companies and includes preferred stocks of non-U.S. issuers. As of December 31, 2025, a significant portion of the Index was represented by securities of companies in the financials sector. Also as of December 31, 2025, the Index was comprised of 325 components and had an effective duration of 1.95 years.
The Index uses a market capitalization weighted methodology subject to certain constraints, including a maximum allocation of 4.75% to any individual issuer. The Index is rebalanced on the last calendar day of each month, based on closing prices as of three business days prior to the last business day of the month.
The Fund’s Investment Strategy
The Fund will generally use a “replication” strategy to achieve its investment objective, meaning the Fund generally will invest in all of the component securities of the Index in approximately the same proportion as in the Index. However, the Fund may use a “representative sampling” strategy, meaning it may invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole, when the Fund’s sub-adviser believes it is in the best interests of the Fund (e.g., when replicating the Index involves practical difficulties or substantial costs, an Index constituent becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations that apply to the Fund but not to the Index).
The Fund generally may invest in securities or other investments not included in the Index, but which the Fund’s sub-adviser believes will help the Fund track the Index. For example, the Fund may invest in securities that are not components of the Index to reflect various corporate actions and other changes to the Index (such as reconstitutions, additions and deletions).
To the extent the Index concentrates (i.e., holds more than 25% of its total assets) in the securities of a particular industry or group of related industries, the Fund will concentrate its investments to approximately the same extent as the Index.
Under normal circumstances, at least 80% of the Fund’s net assets, plus borrowings for investment purposes, will be invested in preferred and income securities.

Strategy Portfolio Concentration [Text]	To the extent the Index concentrates (i.e., holds more than 25% of its total assets) in the securities of a particular industry or group of related industries, the Fund will concentrate its investments to approximately the same extent as the Index.
AAM S&P 500 High Dividend Value ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund uses a “passive management” (or indexing) approach to track the total return performance, before fees and expenses, of the Index.
S&P 500 Dividend and Free Cash Flow Yield Index
The Index is a rules-based, equal-weighted index that is designed to provide exposure to the constituents of the S&P 500® Index that exhibit both high dividend yield and sustainable dividend distribution characteristics, while maintaining diversified sector exposure. The Index was developed in 2017 by S&P Dow Jones Indices, a division of S&P Global (the “Index Provider”). The S&P 500® Index consists of approximately 500 leading U.S.-listed companies representing approximately 80% of the U.S. equity market capitalization, and may include real estate investment trusts (“REITs”).
Construction of the Index begins with the universe of equity securities that are included in the S&P 500® Index. For each equity security in the S&P 500® Index, the security’s dividend yield and free-cash-flow yield (i.e., a company’s cash flow from operations less capital expenditures divided by its market capitalization) are adjusted to account for outliers. If a security’s dividend yield or free-cash-flow yield is in the top or bottom 2.5% of the S&P 500® Index, the dividend yield or free-cash-flow yield, as applicable, for such security is replaced with the dividend yield or free-cash-flow yield of the security nearest to such top or bottom 2.5% threshold. The universe is then screened to keep only equity securities with a positive indicated annual dividend yield (i.e., yield based on a company’s most recent dividend amount) and free-cash-flow yield. The remaining securities are referred to as the “Selection Pool”.
For each security in the Selection Pool, the security’s dividend yield and free-cash-flow yield are then scored using a statistical normalization model (i.e., a tool to compare how close each yield is to the average yield for the Selection Pool) to assign a dividend yield score and free-cash-flow yield score from zero to one for each company. The equity securities in the Selection Pool are then ranked by the product of their dividend yield score and free-cash-flow yield score, and the top five scoring securities are selected from each sector (collectively, the “Index Constituents”). The Index uses Standard & Poor’s Global Industry Classification Standards to define companies within one of the following sectors: consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, real estate, communication services, and utilities. Fewer than five securities may be selected if there are fewer than five securities in the Selection Pool for a given sector.
The Index is reconstituted (i.e., Index Constituents are added or deleted and weights are reset to equal-weight) semi-annually after the close of the last business day in January and July. At the time of each reconstitution of the Index, Index Constituents are added or deleted based on company data as of the last business day of December and June, respectively, and the Index Constituents are equally-weighted based on closing prices as of five business days prior to the last business day of the reconstitution month. If an Index Constituent is removed from the S&P 500® Index, such security will simultaneously be removed from the Index. Additions to the Index Constituents only take place during the semi-annual reconstitutions.
The Fund’s Investment Strategy
The Fund will generally use a “replication” strategy to achieve its investment objective, meaning the Fund generally will invest in all of the component securities of the Index in approximately the same proportion as in the Index. However, the Fund may use a “representative sampling” strategy, meaning it may invest in a sample of the securities in the Index whose risk, return, and other characteristics closely resemble the risk, return, and other characteristics of the Index as a whole, when the Fund’s sub-adviser believes it is in the best interests of the Fund (e.g., when replicating the Index involves practical difficulties or substantial costs, an Index constituent becomes temporarily illiquid, unavailable, or less liquid, or as a result of legal restrictions or limitations that apply to the Fund but not to the Index).
The Fund may invest in securities or other investments not included in the Index, but which the Fund’s sub-adviser believes will help the Fund track the Index. For example, the Fund may invest in securities that are not components of the Index to reflect various corporate actions and other changes to the Index (such as reconstitutions, additions, and deletions).
To the extent the Index concentrates (i.e., holds more than 25% of its total assets) in the securities of a particular industry or group of related industries, the Fund will concentrate its investments to approximately the same extent as the Index.
Under normal circumstances, at least 80% of the Fund’s net assets, plus borrowings for investment purposes, will be invested in equity securities that (i) are included in the S&P 500® Index and (ii) have had a positive indicated annual dividend yield within the past year.
Strategy Portfolio Concentration [Text]	To the extent the Index concentrates (i.e., holds more than 25% of its total assets) in the securities of a particular industry or group of related industries, the Fund will concentrate its investments to approximately the same extent as the Index.
AAM SAWGRASS U.S. LARGE CAP QUALITY GROWTH ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund (“ETF”) that invests in U.S.-listed equity securities of large-capitalization companies. Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in U.S.-listed large-capitalization companies. The Fund defines a large-capitalization company as an issuer whose market capitalization at the time of purchase is at least as large as the smallest company in the Russell 1000 Index (as of December 31, 2025, $1.03 billion).
In selecting securities, Sawgrass Asset Management, LLC (“Sawgrass”), a sub-adviser of the Fund, employs a quantitative and qualitative blended investment process, which begins with a sector specific scoring of a universe of 900 to 1,000 stocks. Sawgrass utilizes a proprietary modeling system that evaluates 26 factors contained in seven groupings, including business valuation, equity valuation, profitability, earnings quality, price volatility, smoothed momentum and sales, earnings and margin stability.
Fundamental research is then used to distinguish among the highest scoring candidates, in the opinion of Sawgrass, for portfolio inclusion based on a qualitative assessment of company specific attributes, growth prospects, and risk contribution.
Sawgrass generally sells a security for the Fund when, in its opinion, one or more of the following occurs, among other reasons: 1) the quantitative ranking of a security deteriorates, 2) there are significant changes to a security’s fundamental factors, 3) the risk profile of a particular security has changed, or 4) a more attractive security is identified.
The Fund’s anticipated portfolio holdings range between 40-60 companies.
Strategy Portfolio Concentration [Text]	The Fund’s anticipated portfolio holdings range between 40-60 companies. As of December 31, 2025, the Fund had significant exposure to the information technology sector.
AAM SAWGRASS U.S. SMALL CAP QUALITY GROWTH ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund (“ETF”) that invests in U.S.-listed equity securities of small-capitalization companies. Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in U.S.-listed small-capitalization companies. The Fund defines a small-capitalization company as an issuer whose market capitalization at the time of purchase is between $300 million and the market capitalization of the largest company in the Russell 2000 Index (as of January 31, 2026, $38.2 billion).
In selecting securities, Sawgrass Asset Management, LLC (“Sawgrass”), a sub-adviser to the Fund, employs a quantitative and qualitative blended investment process, which begins with a sector specific scoring of a universe of 2,000 stocks. Sawgrass utilizes a proprietary modeling system that evaluates 26 factors contained in seven groupings, including business valuation, equity valuation, profitability, earnings quality, price volatility, smoothed momentum and sales, earnings and margin stability.
Fundamental research is then used to distinguish among the highest scoring candidates, in the opinion of Sawgrass, for portfolio inclusion based on a qualitative assessment of company specific attributes, growth prospects, and risk contribution.
Sawgrass generally sells a security for the Fund when, in its opinion, one or more of the following occurs, among other reasons: 1) the quantitative ranking of a security deteriorates, 2) there are significant changes to a security’s fundamental factors, 3) the risk profile of a particular security has changed, 4) a more attractive security is identified, or 5) a security’s market cap swells beyond the Fund’s small-cap range.
The Fund’s anticipated portfolio holdings range between 70-90 companies.
Strategy Portfolio Concentration [Text]	The Fund’s anticipated portfolio holdings range between 70-90 companies. As of December 31, 2025, the Fund had significant exposure to the health care, industrials, and information technology sectors.
AAM SLC Low Duration Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing in various U.S. dollar denominated fixed income instruments. The Fund defines fixed income instruments to include investment grade fixed income securities, high yield fixed income securities (also known as “junk bonds”), mortgage-backed securities (both commercial and agency), asset-backed securities, collateralized mortgage obligations (“CMOs”), collateralized loan obligations (“CLOs”), and any other debt or debt-related securities of any maturities (issued by the United States Government, agencies or instrumentalities or corporate entities). Under normal circumstances, the Fund invests at least 80% of its net assets, plus borrowings for investment purposes, in income producing securities.
Duration is a measure of the expected life of a fixed income instrument that is used to determine the sensitivity of a security’s price to changes in interest rates. For example, if a fixed income security has a duration of five years, its price will rise approximately 5% if interest rates drop by 1%, and its price will fall approximately 5% if interest rate rise by 1%. Effective duration is a measure of the Fund’s portfolio duration adjusted for the anticipated effect of interest rate changes on bond and mortgage pre-payment rates. SLC Management (“SLC” or the “Sub-Adviser”) anticipates that the Fund’s estimated average portfolio duration will be three (3) years or less depending on market conditions. The effective duration of the Fund’s portfolio may vary materially from its target, from time to time and under normal market conditions, and there is no assurance that the effective duration of the Fund’s portfolio will not exceed its target.
The Fund’s portfolio is managed by SLC. SLC utilizes fundamental and technical research and analysis to identify a starting universe of issuers within the corporate, structured, and securitized credit markets. In general, SLC does not use interest rate anticipation and instead focuses on security-level inefficiencies. SLC seeks to identify fixed income instruments that are, in its judgment, mispriced. SLC monitors the relationships and correlations of various bonds and issuers and conducts review and analysis of the underlying fundamentals of each bond or issuer to attempt to identify if a particular fixed income instrument is either oversold or overbought. SLC also monitors the spread correlations among the various asset classes in which the Fund may invest to screen for sectors SLC believes are trading at a premium or discount and thus may be advantageous for the Fund’s portfolio.
The Fund invests primarily in investment grade debt securities but may invest in other classes of fixed income securities. Subject to the limitations set out herein, the Fund may invest up to 100% of its assets in any fixed income class, or in cash or cash equivalents, depending upon current fixed income market conditions, as well as other factors observed by SLC. Notwithstanding the above, the Fund may not invest more than 15% of its total assets, as determined at the time of purchase, in high yield fixed income securities (also known as “junk bonds”) which are (a) rated below investment grade by all Nationally Recognized Statistical Rating Organizations (“NRSROs”) which provide a rating for such security (i.e., if any NRSRO maintains an investment grade rating on such security, then the security will not be subject to the 15% limit on high yield fixed income securities), or (b) if such high yield securities are unrated, determined by the Sub-Adviser to be of comparable credit quality to similar high yield fixed income securities. The Fund’s strategy may result in the active and frequent trading of the Fund’s investments, which may result in significant portfolio turnover.

Strategy Portfolio Concentration [Text]	The Fund invests primarily in investment grade debt securities but may invest in other classes of fixed income securities. Subject to the limitations set out herein, the Fund may invest up to 100% of its assets in any fixed income class, or in cash or cash equivalents, depending upon current fixed income market conditions, as well as other factors observed by SLC. Notwithstanding the above, the Fund may not invest more than 15% of its total assets, as determined at the time of purchase, in high yield fixed income securities (also known as “junk bonds”) which are (a) rated below investment grade by all Nationally Recognized Statistical Rating Organizations (“NRSROs”) which provide a rating for such security (i.e., if any NRSRO maintains an investment grade rating on such security, then the security will not be subject to the 15% limit on high yield fixed income securities), or (b) if such high yield securities are unrated, determined by the Sub-Adviser to be of comparable credit quality to similar high yield fixed income securities. The Fund’s strategy may result in the active and frequent trading of the Fund’s investments, which may result in significant portfolio turnover.
AAM Todd International Intrinsic Value ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded Fund (“ETF”) that seeks to achieve its investment objective by primarily investing in equity securities, including American Depositary Receipts (“ADRs”), of internationally domiciled companies, including in ex-U.S. developed markets and emerging markets, that trade on a U.S. securities exchange.
Todd Asset Management LLC (“Todd”), the Fund’s investment sub-adviser, selects securities for the Fund utilizing a “bottom-up” internal screening process designed to identify securities that, in Todd’s opinion, trade at discounts to the true or “intrinsic value” of a company. Todd begins with an investment universe of approximately 800 securities that have a market cap greater than $1 billion. Todd may acquire securities for the Fund’s portfolio with market cap of less than $1 billion. Todd evaluates each company for potential investment based on valuation, fundamental strength (i.e. strong and rising earnings), technical strength, and strong price-to-intrinsic value (“P/IV”) ratios. P/IV ratios are calculated by Todd by dividing a security’s current market price by Todd’s assessment of a security’s underlying value, based on both tangible and intangible factors.
Todd then ranks the securities following the P/IV screening using a proprietary Multi-Factor Ranking Model that assigns each security a composite ranking score that reflects, in a single number, all of the factors Todd believes are most critical to identifying a stock's true future potential. The Multi-Factor Ranking Model prioritizes securities with strong P/IV and price to earnings ratios along with securities that demonstrate positive earnings revisions and earnings momentum with constructive technical credentials. While a security must have an attractive P/IV ratio to be considered for the Fund’s portfolio, Todd evaluates each security to ensure that it meets Todd’s assessment of potential upside, quality, and diversification across sectors and geographic regions prior to investment.
Todd generally sells a security for the Fund when, in Todd’s opinion, the fundamentals of the company are perceived to have weakened, if Todd becomes concerned about the integrity of a company’s accounting, or if Todd believes that a company is no longer attractive based on its intrinsic value relative to other available equity investments.
The Fund’s holdings may represent multiple geographic regions and sectors that will vary at different points in time. As of December 31, 2025, the Fund had significant exposure to the financials and industrials sectors. As of December 31, 2025, the Fund had significant exposure to companies in Japan and Europe.
Strategy Portfolio Concentration [Text]	As of December 31, 2025, the Fund had significant exposure to the financials and industrials sectors. As of December 31, 2025, the Fund had significant exposure to companies in Japan and Europe.
AAM Transformers ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]
The Fund uses a “passive management” (or indexing) approach to track the total return performance, before fees and expenses, of the Index.
Pence Transformers Index
The Index is a rules-based index that measures the performance of U.S.-listed common equity securities, including American Depositary Receipts (“ADRs”) for foreign securities, of companies poised to benefit from a significant disruption and/or transformation of consumer behavior and technological innovation. Examples of significant disruptions and/or transformation of consumer behavior and technological innovation include, but are not limited to, (i) advancements in autonomous driving capabilities and electric vehicle technology disrupting the automobile manufacturers and trucking sub-industries; (ii) changes in consumer behavior shifting retail sales from brick and mortar businesses to digital channels transforming the internet and digital marketing retail sub-industry; (iii) recent developments in cellular data speeds and improvements in mobile technologies disrupting the interactive media and services sub-industry; and (iv) new technologies that provide carbon offsets for existing business models or the development of greener alternatives to existing energy production transforming the renewable electricity producers sub-industry.
Securities eligible for inclusion in the Index must be classified in one of the following sub-industries of the Global Industry Classification Standard (“GICS”). The sub-industries eligible for inclusion in the Index are subject to change upon each quarterly rebalance of the Index.

Sub-Industries
Aerospace & Defense	Electronic Components	Renewable Electricity
Application Software	Electronic Equipment & Instrument	Restaurants
Automobile Manufacturers	Electronic Manufacturing Services	Semiconductor Materials & Equipment
Automotive Parts & Equipment	Heavy Electrical Equipment	Semiconductors
Broadline Retail	Hotels, Resorts & Cruise Lines	Specialized Consumer Services
Cargo Ground Transportation	Independent Power Producers & Energy Traders	Specialty Chemicals
Communications Equipment	Industrial Machinery & Suppliers	Systems Software
Consumer Electronics	Interactive Home Entertainment	Technology Distributors
Copper	Interactive Media & Services	Technology Hardware, Storage & Peripherals
Data Processing & Outsourced Services	Internet Services & Infrastructure	Transaction & Payment Processing Services
Electric Utilities	IT Consulting & Other Services
Electrical Components & Equipment	Passenger Ground Transportation
Companies are screened from the universe of eligible securities based on descriptions of a company in regulatory filings (e.g., financial statements, annual reports), investor presentations, analyst reports, and industry-specific publications. In seeking companies that are expected to have market dominance, the Index analyzes the following quantitative factors that, in the opinion of Pence Capital Management, LLC (the “Index Provider”), provide an indication of a significant disruption and/or transformation of consumer behavior and technological innovation: research and development (“R&D”) spending as a percentage of sales, projected sales, and projected sales growth. The screening of the Index is performed by the Index Provider, and the Index was developed in 2021 by the Index Provider.
To be included in the Index, a company must have (i) a minimum float-adjusted market capitalization of $2 billion, (ii) a minimum liquidity threshold of an average daily traded value of $2 million over a three-month period, and (iii) a consensus analyst rating above 3.0. Broker-dealers issue ratings based on an analyst’s measure of a stock’s expected performance in a given time period, where a rating of 5.0 is the strongest ranking (e.g., buy) and 1.0 is the weakest ranking (e.g., sell). A consensus rating is the average of all brokers’ recommendations which have updated their recommendation in a given time period. To be eligible for inclusion in the Index, there must be at least five analysts making a recommendation for the company (except for ADRs and newly-listed securities). An ADR may be included in the Index with fewer than five analysts’ ratings, if the underlying security for which the ADR is based on has at least five analysts making a recommendation for the company. Newly-listed securities may also be included in the Index with fewer than five analysts’ ratings (i.e., a company that is post-IPO but may not have wide analyst coverage due to IPO lock-up periods) if a company is in one of the specified industries, has a minimum market capitalization over $2 billion, and has projected revenue over $200 million.
The Index is reconstituted (i.e., Index constituents are added or deleted and weightings within each category are reset to equal-weight) after the close of business on the third Friday of March, June, September, and December. At the time of each reconstitution of the Index, Index constituents are added or deleted based on company data as of the last business day of February, May, August, and November, respectively, and the Index constituents are equally weighted within the following categories based on closing prices as of ten business days prior to the reconstitution date. Category classifications that are used to determine constituent weights are analyzed upon quarterly rebalances and are subject to change upon each quarterly rebalance.

Category 1 (20% weight)	U.S.-based companies with over $150 billion market capitalization
Category 2 (30% weight)	U.S.-based companies with $20 billion to $150 billion market capitalization
Category 3 (25% weight)	U.S.-based companies with $2 billion to $20 billion market capitalization
Category 4 (15% weight)	international companies with over $30 billion market capitalization
Category 5 (10% weight)	international companies with $2 billion to $30 billion market capitalization
The aggregate weight of U.S.-based companies (companies in Categories 1, 2, and 3) is capped at 75%. If the Index does not identify any companies in one or more of those categories, the excess weight will be equally distributed to the remaining category or categories (e.g., if there are no Category 2 companies identified, then Category 1 would be weighted at 35% and Category 3 would be weighted at 40%). If the Index does not identify any U.S.-based companies, then Category 4 would be weighted at 60% and Category 5 would be weighted at 40%.
The remaining 25% of the Index is made up of international companies (Categories 4 and 5). If the Index does not identify any companies in either category, the excess weight will be distributed to the other category (e.g., if there are no Category 4 companies identified, then Category 5 would be weighted 25%). If the Index does not identify any international companies, the excess weight will be equally distributed among Categories 1, 2 and 3 (e.g., Category 1 would be weighted 28.3%, Category 2 would be weighted 38.3%, and Category 3 would be weighted 33.4%).
As of December 31, 2025, there were 244 companies in the Index, with a market capitalization ranging from $2.0 billion to $4.5 trillion. The Index consists only of mid- and large-capitalization companies greater than $2 billion at the time of each reconstruction.
The Fund’s Investment Strategy
The Fund will generally use a “replication” strategy to achieve its investment objective, meaning the Fund will generally invest in all of the component securities of the Index in the same approximate proportions as in the Index. However, the Fund may use a “representative sampling” strategy, meaning it may invest in a sample of the securities in the Index whose risk, return, and other characteristics closely resemble the risk, return, and other characteristics of the Index as a whole, when the Fund’s sub-adviser believes it is in the best interests of the Fund (e.g., when replicating the Index involves practical difficulties or substantial costs, an Index constituent becomes temporarily illiquid, unavailable, or less liquid, or as a result of legal restrictions or limitations that apply to the Fund but not to the Index).
The Fund generally may invest in securities or other investments not included in the Index, but which the Fund’s sub-adviser believes will help the Fund track the Index. For example, the Fund may invest in securities that are not components of the Index to reflect various corporate actions and other changes to the Index (such as reconstitutions, additions, and deletions).
To the extent the Index concentrates (i.e., holds more than 25% of its total assets) in the securities of a particular industry or group of related industries, the Fund will concentrate its investments to approximately the same extent as the Index. As of December 31, 2025, the Index had significant exposure to the information technology and industrial sectors.

Strategy Portfolio Concentration [Text]	To the extent the Index concentrates (i.e., holds more than 25% of its total assets) in the securities of a particular industry or group of related industries, the Fund will concentrate its investments to approximately the same extent as the Index. As of December 31, 2025, the Index had significant exposure to the information technology and industrial sectors.